UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-21327

BNY Mellon Investment Funds VI

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 11/30

Date of reporting period: 05/31/24

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon Balanced Opportunity Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class A – DBOAX

This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$60	1.14%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$282	527	26.14%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6000SA0524B

BNY Mellon Balanced Opportunity Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class C – DBOCX

This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$99	1.89%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$282	527	26.14%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6002SA0524B

BNY Mellon Balanced Opportunity Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class I – DBORX

This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$47	0.89%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$282	527	26.14%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6003SA0524B

BNY Mellon Balanced Opportunity Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class J – THPBX

This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J*	$47	0.89%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$282	527	26.14%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6005SA0524B

BNY Mellon Balanced Opportunity Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class Y – DBOYX

This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$47	0.89%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$282	527	26.14%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0314SA0524B

BNY Mellon Balanced Opportunity Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class Z – DBOZX

This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$51	0.96%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$282	527	26.14%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6115SA0524B

Item 2.  Code of Ethics.

 Not applicable.

Item 3.   Audit Committee Financial Expert.

  Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

 Not applicable.

Item 6.  Investments.

 Not applicable.

BNY Mellon Balanced Opportunity Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION May 31, 2024

Class	Ticker
A	DBOAX
C	DBOCX
I	DBORX
J	THPBX
Y	DBOYX
Z	DBOZX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon Balanced Opportunity Fund

Statement of Investments

May 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.2%
Aerospace & Defense - .3%
GE Capital Funding LLC, Gtd. Notes	4.55	5/15/2032	247,000		235,807
HEICO Corp., Gtd. Notes	5.35	8/1/2033	71,000		70,405
Lockheed Martin Corp., Sr. Unscd. Notes	5.20	2/15/2055	320,000		306,843
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	200,000		191,667
				804,722
Agriculture - .0%
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	11/17/2029	50,000		50,945
Asset-Backed Certificates - .3%
CNH Equipment Trust, Ser. 2021-A, Cl. A3	0.40	12/15/2025	90,325		89,257
John Deere Owner Trust, Ser. 2023-B, Cl. A3	5.18	3/15/2028	225,000		224,318
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1	1.91	10/20/2061	495,000	[a]	438,776
				752,351
Asset-Backed Certificates/Auto Receivables - 1.1%
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. A3	1.31	1/11/2027	196,464		191,894
Hertz Vehicle Financing LLC, Ser. 2021-1A, Cl. A	1.21	12/26/2025	575,000	[a]	565,384
Honda Auto Receivables Owner Trust, Ser. 2023-1, Cl. A3	5.04	4/21/2027	178,000		177,224
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4	5.52	10/16/2028	376,000		377,651
Mercedes-Benz Auto Receivables Trust, Ser. 2023-1, CI. A3	4.51	11/15/2027	247,000		244,440
Nissan Auto Lease Trust, Ser. 2023-A, CI. A3	4.91	1/15/2026	348,000		347,204
OSCAR US Funding XII LLC, Ser. 2021-1A, Cl. A4	1.00	4/10/2028	328,354	[a]	318,426
Toyota Auto Receivables Owner Trust, Ser. 2022-D, Cl. A3	5.30	9/15/2027	579,000		578,343
Toyota Auto Receivables Owner Trust, Ser. 2023-A, CI. A3	4.63	9/15/2027	202,000		200,093
				3,000,659
Automobiles & Components - .4%
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	280,000		228,594
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	545,000		486,577
Volkswagen Group of America Finance LLC, Gtd. Notes	3.35	5/13/2025	420,000	[a]	411,396
				1,126,567
Banks - 2.6%
Bank of America Corp., Sr. Unscd. Notes	1.20	10/24/2026	110,000		103,491
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	105,000		98,329
Bank of America Corp., Sr. Unscd. Notes	3.97	2/7/2030	250,000		235,659
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	290,000		285,598
Bank of Montreal, Covered Bonds	3.75	7/25/2025	310,000	[a]	304,367
BNP Paribas SA, Sr. Notes	1.68	6/30/2027	250,000	[a]	231,209
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	260,000		229,921
Citizens Bank NA, Sr. Unscd. Notes	3.75	2/18/2026	250,000		240,990
Commonwealth Bank of Australia, Covered Bonds	3.21	5/27/2025	420,000	[a,b]	411,016
Cooperatieve Rabobank UA, Sr. Notes	1.34	6/24/2026	280,000	[a]	267,433
Intesa Sanpaolo SpA, Sr. Notes	7.20	11/28/2033	300,000		322,839
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	400,000		371,985
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000		248,739
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000		178,993
JPMorgan Chase & Co., Sr. Unscd. Notes	5.35	6/1/2034	590,000		585,495
Lloyds Banking Group PLC, Sr. Unscd. Notes	1.63	5/11/2027	280,000		259,419
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	215,000		211,566
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	300,000		289,055
NatWest Group PLC, Sr. Unscd. Notes	1.64	6/14/2027	200,000		184,755

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.2% (continued)
Banks - 2.6% (continued)
Royal Bank of Canada, Sr. Unscd. Notes	2.55	7/16/2024	230,000		229,180
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	610,000		576,248
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.52	7/17/2028	360,000		363,365
Truist Financial Corp., Sr. Unscd. Notes	2.50	8/1/2024	265,000		263,600
U.S. Bancorp, Sr. Unscd. Notes	2.40	7/30/2024	205,000		203,932
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	405,000		388,241
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000		311,124
				7,396,549
Building Materials - .2%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	395,000		367,834
Trane Technologies Financing Ltd., Gtd. Notes	5.25	3/3/2033	310,000		310,828
				678,662
Chemicals - .1%
Nutrien Ltd., Sr. Unscd. Notes	3.95	5/13/2050	220,000		165,677
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	75,000		63,929
				229,606
Commercial Mortgage Pass-Through Certificates - .5%
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, (1 Month TSFR +1.37%)	6.68	12/15/2037	225,000	[a,c]	225,197
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	140,000		130,614
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000		224,466
DBCG Mortgage Trust, Ser. 2017-BBG, Cl. A, (1 Month PRIME FLAT)	8.50	6/15/2034	335,000	[a,c]	335,005
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	215,000		194,520
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	138,405		136,968
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A5	2.45	6/15/2053	135,000		113,994
WFRBS Commercial Mortgage Trust, Ser. 2014-C22, Cl. A4	3.49	9/15/2057	119,662		118,861
				1,479,625
Consumer Discretionary - .1%
Marriott International, Inc., Sr. Unscd. Notes, Ser. HH	2.85	4/15/2031	465,000		395,359
Diversified Financials - .7%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	225,000		211,244
Air Lease Corp., Sr. Unscd. Notes	1.88	8/15/2026	215,000		198,560
Air Lease Corp., Sr. Unscd. Notes	2.88	1/15/2026	135,000		129,089
American Express Co., Sr. Unscd. Notes	2.50	7/30/2024	300,000		299,255
Capital One Financial Corp., Sr. Unscd. Notes	6.31	6/8/2029	198,000		202,153
Discover Financial Services, Sr. Unscd. Notes	6.70	11/29/2032	342,000		357,603
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.35	6/15/2029	320,000		308,794
Nasdaq, Inc., Sr. Unscd. Notes	5.95	8/15/2053	140,000		142,419
				1,849,117
Electronic Components - .1%
Trimble, Inc., Sr. Unscd. Notes	6.10	3/15/2033	260,000	[b]	268,069
Energy - .8%
Cameron LNG LLC, Sr. Scd. Notes	3.30	1/15/2035	260,000	[a]	213,499
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	3.70	11/15/2029	285,000	[b]	262,151
Enbridge, Inc., Gtd. Notes	5.70	3/8/2033	188,000		188,748
Enterprise Products Operating LLC, Gtd. Notes	2.80	1/31/2030	185,000		164,503
Enterprise Products Operating LLC, Gtd. Notes	3.30	2/15/2053	190,000		128,382
Equinor ASA, Gtd. Notes	3.25	11/18/2049	660,000		463,332
Kinder Morgan Energy Partners LP, Gtd. Notes	5.00	3/1/2043	140,000		122,443
Kinder Morgan Energy Partners LP, Gtd. Notes	6.55	9/15/2040	210,000		217,643

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.2% (continued)
Energy - .8% (continued)
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	110,000		106,602
MPLX LP, Sr. Unscd. Notes	5.20	3/1/2047	210,000		188,862
ONEOK, Inc., Gtd. Notes	5.65	11/1/2028	76,000		76,850
				2,133,015
Environmental Control - .3%
Republic Services, Inc., Sr. Unscd. Notes	2.38	3/15/2033	525,000		417,680
Republic Services, Inc., Sr. Unscd. Notes	2.50	8/15/2024	100,000		99,354
Waste Management, Inc., Gtd. Notes	2.00	6/1/2029	365,000		317,612
Waste Management, Inc., Gtd. Notes	3.15	11/15/2027	100,000		94,291
				928,937
Food Products - .2%
Conagra Brands, Inc., Sr. Unscd. Notes	1.38	11/1/2027	180,000		157,615
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	380,000		311,717
				469,332
Foreign Governmental - .6%
British Columbia, Sr. Unscd. Bonds	2.25	6/2/2026	520,000		492,711
Hungary, Sr. Unscd. Notes	5.25	6/16/2029	250,000	[a]	244,751
Italy, Sr. Unscd. Notes	1.25	2/17/2026	400,000		372,308
Italy, Sr. Unscd. Notes	2.88	10/17/2029	225,000		197,960
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	510,000		420,931
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	60,000		58,046
				1,786,707
Health Care - 1.5%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	220,000		200,638
Amgen, Inc., Sr. Unscd. Notes	3.15	2/21/2040	255,000		190,909
Amgen, Inc., Sr. Unscd. Notes	5.65	3/2/2053	225,000		222,218
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	160,000		129,827
Biogen, Inc., Sr. Unscd. Notes	2.25	5/1/2030	235,000		197,920
Bio-Rad Laboratories, Inc., Sr. Unscd. Notes	3.70	3/15/2032	430,000		379,200
Cencora, Inc., Sr. Unscd. Notes	3.25	3/1/2025	130,000		127,802
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	50,000		48,199
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	350,000		301,904
DH Europe Finance II SARL, Gtd. Notes	2.60	11/15/2029	180,000		159,396
GE HealthCare Technologies, Inc., Sr. Unscd. Notes	5.91	11/22/2032	380,000		391,257
Gilead Sciences, Inc., Sr. Unscd. Notes	3.65	3/1/2026	75,000		72,931
Gilead Sciences, Inc., Sr. Unscd. Notes	4.75	3/1/2046	110,000		97,553
Illumina, Inc., Sr. Unscd. Notes	5.75	12/13/2027	86,000		86,522
Laboratory Corp. of America Holdings, Sr. Unscd. Notes	3.60	2/1/2025	350,000		345,151
Medtronic, Inc., Gtd. Notes	4.63	3/15/2045	230,000		207,682
Merck & Co., Inc., Sr. Unscd. Notes	3.40	3/7/2029	60,000		56,281
Pfizer, Inc., Sr. Unscd. Notes	3.45	3/15/2029	55,000	[b]	51,756
Regeneron Pharmaceuticals, Inc., Sr. Unscd. Notes	1.75	9/15/2030	112,000		91,304
Royalty Pharma PLC, Gtd. Notes	2.15	9/2/2031	325,000	[b]	259,479
The Cigna Group, Gtd. Notes	4.38	10/15/2028	295,000		285,209
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.88	8/15/2029	150,000		135,179
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	7/15/2045	155,000		141,250
				4,179,567
Information Technology - .2%
Microsoft Corp., Sr. Unscd. Notes	2.92	3/17/2052	390,000		263,198
Oracle Corp., Sr. Unscd. Notes	4.00	11/15/2047	550,000		417,890
				681,088
Insurance - .8%
Five Corners Funding Trust II, Sr. Unscd. Notes	2.85	5/15/2030	260,000	[a]	226,968
Jackson Financial, Inc., Sr. Unscd. Notes	3.13	11/23/2031	195,000		161,855
Massachusetts Mutual Life Insurance Co., Sub. Notes	3.38	4/15/2050	225,000	[a]	152,104
MassMutual Global Funding II, Scd. Notes	2.95	1/11/2025	200,000	[a]	196,880

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.2% (continued)
Insurance - .8% (continued)
Metropolitan Life Global Funding I, Sr. Scd. Notes	3.00	9/19/2027	545,000	[a]	508,445
New York Life Insurance Co., Sub. Notes	3.75	5/15/2050	339,000	[a]	251,802
Pacific Life Global Funding II, Scd. Notes	1.20	6/24/2025	375,000	[a]	358,766
Pacific Life Global Funding II, Scd. Notes	1.38	4/14/2026	270,000	[a]	251,240
Pricoa Global Funding I, Scd. Notes	2.40	9/23/2024	155,000	[a]	153,456
Principal Financial Group, Inc., Gtd. Notes	4.30	11/15/2046	125,000		103,189
				2,364,705
Internet Software & Services - .1%
Meta Platforms, Inc., Sr. Unscd. Notes	5.60	5/15/2053	225,000		228,140
Media - .3%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	4.91	7/23/2025	43,000		42,571
Comcast Corp., Gtd. Notes	2.65	2/1/2030	335,000		294,173
Comcast Corp., Gtd. Notes	2.89	11/1/2051	210,000		130,733
Comcast Corp., Gtd. Notes	6.50	11/15/2035	43,000		46,762
The Walt Disney Company, Gtd. Notes	6.65	11/15/2037	245,000		274,129
				788,368
Metals & Mining - .3%
Anglo American Capital PLC, Gtd. Notes	2.63	9/10/2030	400,000	[a]	339,877
Glencore Funding LLC, Gtd. Notes	2.63	9/23/2031	415,000	[a]	341,443
				681,320
Municipal Securities - .4%
California, GO, Ser. A	2.38	10/1/2026	230,000		216,661
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.40	6/1/2032	65,000		54,294
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.45	6/1/2033	65,000		53,120
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000		40,132
Connecticut, GO, Ser. A	2.10	7/1/2025	40,000		38,697
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	160,000		112,252
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000		23,377
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	2.44	10/15/2027	115,000		105,994
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds)	6.55	11/15/2031	225,000		234,572
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds) Ser. A2	6.09	11/15/2040	10,000		10,416
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000		139,814
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000		124,902
				1,154,231
Real Estate - .7%
American Homes 4 Rent LP, Sr. Unscd. Notes	2.38	7/15/2031	258,000		208,547
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	240,000		238,584
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	740,000		606,287
Healthcare Realty Holdings LP, Gtd. Notes	3.10	2/15/2030	235,000		204,166
Prologis LP, Sr. Unscd. Notes	2.13	4/15/2027	40,000		36,860
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	120,000		102,438
SBA Tower Trust, Asset Backed Notes	2.84	1/15/2025	210,000	[a]	205,831
Simon Property Group LP, Sr. Unscd. Notes	3.50	9/1/2025	230,000		224,668
WP Carey, Inc., Sr. Unscd. Notes	2.25	4/1/2033	295,000		225,242
				2,052,623
Retailing - .3%
7-Eleven, Inc., Sr. Unscd. Notes	2.80	2/10/2051	280,000	[a]	167,483
Dollar General Corp., Sr. Unscd. Notes	3.50	4/3/2030	200,000		181,725

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.2% (continued)
Retailing - .3% (continued)
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	110,000		105,471
Lowe's Cos., Inc., Sr. Unscd. Notes	5.63	4/15/2053	357,000		345,668
				800,347
Semiconductors & Semiconductor Equipment - .3%
Broadcom, Inc., Sr. Unscd. Notes	3.42	4/15/2033	225,000	[a]	192,367
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	2.65	2/15/2032	410,000		339,183
SK Hynix, Inc., Sr. Unscd. Notes	5.50	1/16/2029	210,000		209,823
				741,373
Supranational Bank - .4%
Asian Development Bank, Sr. Unscd. Notes	4.00	1/12/2033	520,000		497,078
International Finance Facility for Immunisation Co., Sr. Unscd. Notes	1.00	4/21/2026	560,000		518,853
				1,015,931
Technology Hardware & Equipment - .2%
Apple, Inc., Sr. Unscd. Notes	3.00	6/20/2027	330,000		313,200
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.02	6/15/2026	258,000		260,415
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.90	10/15/2025	105,000		104,231
				677,846
Telecommunication Services - .6%
AT&T, Inc., Sr. Unscd. Notes	2.55	12/1/2033	438,000		345,660
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Scd. Notes	4.74	3/20/2025	50,000	[a]	49,642
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	150,000		133,664
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	270,000		251,031
T-Mobile USA, Inc., Gtd. Notes	5.20	1/15/2033	180,000		177,239
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	51,000		41,417
Verizon Communications, Inc., Sr. Unscd. Notes	3.88	2/8/2029	140,000		132,655
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	495,000		467,261
				1,598,569
Transportation - .4%
Canadian Pacific Railway Co., Gtd. Notes	2.45	12/2/2031	130,000	[b]	117,483
Canadian Pacific Railway Co., Gtd. Notes	3.00	12/2/2041	125,000		108,209
CSX Corp., Sr. Unscd. Notes	2.60	11/1/2026	380,000		358,674
CSX Corp., Sr. Unscd. Notes	3.35	11/1/2025	205,000		199,455
FedEx Corp., Gtd. Notes	4.40	1/15/2047	205,000		165,843
Ryder System, Inc., Sr. Unscd. Notes	5.25	6/1/2028	158,000		158,382
				1,108,046
U.S. Government Agencies Collateralized Mortgage Obligations - .4%
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C	2.75	9/25/2029	265,000	[d]	234,707
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C	2.75	11/25/2029	255,000	[d]	225,058
Government National Mortgage Association, Ser. 2022-173, Cl. PQ	5.00	6/20/2051	442,796		433,173
Government National Mortgage Association, Ser. 2022-177, CI. PL	6.00	6/20/2051	187,981		188,918
				1,081,856
U.S. Government Agencies Collateralized Municipal-Backed Securities - .5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2	3.56	1/25/2029	560,000	[d]	529,206
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2	3.42	2/25/2029	545,000	[d]	511,857
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2	2.79	6/25/2029	515,000	[d]	468,160
				1,509,223

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.2% (continued)
U.S. Government Agencies Mortgage-Backed - 9.2%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-12/1/2051			2,343,192	[d]	1,819,498
2.50%, 11/1/2027-9/1/2050			1,231,383	[d]	1,009,985
3.00%, 6/1/2031-12/1/2046			455,360	[d]	404,194
3.50%, 4/1/2035-9/1/2049			1,219,794	[d]	1,117,152
5.50%, 1/1/2036-8/1/2053			965,738	[d]	959,687
Federal National Mortgage Association:
1.50%, 3/1/2051			476,599	[d]	351,685
2.00%, 8/1/2036-12/1/2051			5,623,635	[d]	4,428,530
2.50%, 9/1/2028-1/1/2052			3,680,392	[d]	3,031,868
3.00%, 6/1/2028-12/1/2050			3,034,562	[d]	2,664,736
3.50%, 8/1/2034-10/1/2050			2,923,117	[d]	2,641,887
4.00%, 7/1/2042-8/1/2052			3,712,381	[d]	3,407,662
4.50%, 2/1/2039-10/1/2052			2,139,794	[d]	2,032,126
5.00%, 4/1/2035-12/1/2048			238,258	[d]	234,435
5.50%, 9/1/2034-5/1/2039			19,834	[d]	19,925
8.00%, 3/1/2030			65	[d]	65
Government National Mortgage Association I:
5.50%, 4/15/2033			6,539		6,658
Government National Mortgage Association II:
3.00%, 1/20/2045-9/20/2051			1,198,631		1,041,623
3.50%, 7/20/2047-2/20/2052			757,631		679,648
4.00%, 10/20/2047-1/20/2048			182,018		169,506
4.50%, 7/20/2048			58,249		55,841
				26,076,711
U.S. Treasury Securities - 8.8%
U.S. Treasury Bonds	1.75	8/15/2041	5,195,000		3,389,940
U.S. Treasury Bonds	2.25	2/15/2052	4,970,000		3,113,336
U.S. Treasury Bonds	2.38	5/15/2051	2,703,000		1,752,938
U.S. Treasury Bonds	3.00	11/15/2045	200,000	[b]	153,227
U.S. Treasury Inflation Indexed Notes	0.13	4/15/2027	1,371,688	[e]	1,286,764
U.S. Treasury Inflation Indexed Notes	0.13	1/15/2031	539,919	[e]	474,565
U.S. Treasury Notes	0.88	9/30/2026	1,825,000		1,670,267
U.S. Treasury Notes	1.13	1/15/2025	1,080,000	[b]	1,052,968
U.S. Treasury Notes	3.63	5/31/2028	2,250,000	[b]	2,173,403
U.S. Treasury Notes	3.63	3/31/2030	1,395,000		1,332,143
U.S. Treasury Notes	4.13	7/31/2028	3,604,000		3,545,435
U.S. Treasury Notes	4.75	7/31/2025	3,130,000		3,117,284
U.S. Treasury Strip Principal, Bonds	0.00	5/15/2043	2,510,000	[f]	1,032,745
U.S. Treasury Strip Principal, Bonds	0.00	2/15/2049	2,730,000	[f]	864,171
				24,959,186
Utilities - 1.5%
American Electric Power Co., Inc., Sr. Unscd. Notes	3.25	3/1/2050	155,000		101,968
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.25	4/15/2028	95,000		88,932
Black Hills Corp., Sr. Unscd. Notes	6.00	1/15/2035	106,000		106,107
CenterPoint Energy Houston Electric LLC, Mortgage Notes	5.15	3/1/2034	1,050,000		1,035,827
Consolidated Edison Company of New York, Inc., Sr. Unscd. Debs., Ser. 20A	3.35	4/1/2030	170,000		155,011
Dominion Energy, Inc., Sr. Unscd. Notes	3.90	10/1/2025	165,000		161,449
Duke Energy Corp., Sr. Unscd. Notes	3.15	8/15/2027	275,000		258,413
Electricite de France SA, Sr. Unscd. Notes	6.25	5/23/2033	200,000	[a,b]	208,219
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	215,000		204,170
Kentucky Utilities Co., First Mortgage Bonds	4.38	10/1/2045	105,000		87,981
Louisville Gas & Electric Co., First Mortgage Bonds	4.38	10/1/2045	125,000		104,457
NiSource, Inc., Sr. Unscd. Notes	5.25	3/30/2028	25,000		24,942

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 35.2% (continued)
Utilities - 1.5% (continued)
NiSource, Inc., Sr. Unscd. Notes	5.65	2/1/2045	230,000	222,681
NRG Energy, Inc., Sr. Scd. Notes	2.45	12/2/2027	440,000	[a] 395,336
Potomac Electric Power Co., First Mortgage Bonds	5.20	3/15/2034	607,000	603,786
Sempra, Sr. Unscd. Notes	3.40	2/1/2028	100,000	93,924
Sierra Pacific Power Co., Mortgage Notes, Ser. P	6.75	7/1/2037	25,000	26,914
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	40,000	28,574
Southern California Edison Co., First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000	224,517
The AES Corp., Sr. Unscd. Notes	5.45	6/1/2028	132,000	131,420
				4,264,628
Total Bonds and Notes (cost $110,300,626)			99,313,980
Description			Shares	Value ($)
Common Stocks - 58.5%
Advertising - .4%
Publicis Groupe SA			3,337	375,367
The Interpublic Group of Companies, Inc.			22,946	719,816
				1,095,183
Aerospace & Defense - 1.4%
BAE Systems PLC			12,903	229,780
Howmet Aerospace, Inc.			19,427	1,644,496
L3Harris Technologies, Inc.			4,439	998,020
Melrose Industries PLC			12,488	99,029
Northrop Grumman Corp.			1,487	670,295
The Boeing Company			2,018	[g] 358,417
				4,000,037
Agriculture - .4%
British American Tobacco PLC			6,221	192,253
Philip Morris International, Inc.			8,270	838,413
				1,030,666
Automobiles & Components - .6%
Cie Generale des Etablissements Michelin SCA			8,296	335,139
Daimler Truck Holding AG			1,766	75,334
General Motors Co.			18,328	824,577
Mercedes-Benz Group AG			5,734	413,505
				1,648,555
Banks - 2.3%
BNP Paribas SA			7,197	534,909
Citigroup, Inc.			22,693	1,414,001
First Horizon Corp.			54,223	858,892
ING Groep NV			22,794	408,564
JPMorgan Chase & Co.			14,759	2,990,616
Mizuho Financial Group, Inc.			4,800	98,308
Sumitomo Mitsui Financial Group, Inc.			4,200	275,378
				6,580,668
Beverage Products - .2%
Diageo PLC			12,664	427,120
Building Materials - 1.6%
Builders FirstSource, Inc.			2,461	[g] 395,704
CRH PLC			12,720	1,039,987
CRH PLC			4,126	325,240
Johnson Controls International PLC			15,149	1,089,365
Trane Technologies PLC			5,489	1,797,428
				4,647,724

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 58.5% (continued)
Chemicals - .1%
Evonik Industries AG	8,657		189,490
Yara International ASA	1,955	[b]	60,567
		250,057
Commercial & Professional Services - 1.5%
Ashtead Group PLC	1,988		146,386
Block, Inc.	19,166	[g]	1,228,157
Brambles Ltd.	7,921		75,283
Cintas Corp.	1,212		821,700
CoStar Group, Inc.	24,776	[g]	1,936,740
		4,208,266
Consumer Discretionary - 1.2%
Bunzl PLC	1,832		68,739
Dolby Laboratories, Inc., Cl. A	6,573		532,479
Ferguson PLC	1,710		350,724
International Game Technology PLC	3,297		65,083
ITOCHU Corp.	8,400		396,740
Las Vegas Sands Corp.	24,759		1,114,898
Planet Fitness, Inc., Cl. A	10,753	[g]	684,321
Sony Group Corp.	1,900		156,148
		3,369,132
Consumer Durables & Apparel - .2%
Burberry Group PLC	7,062		93,516
LVMH Moet Hennessy Louis Vuitton SE	541		434,744
		528,260
Consumer Staples - .6%
Kenvue, Inc.	70,976		1,369,837
Unilever PLC	6,981		382,505
		1,752,342
Diversified Financials - 2.4%
Ameriprise Financial, Inc.	789		344,485
Ares Management Corp., Cl. A	2,901		406,633
ASX Ltd.	7,998		333,327
CME Group, Inc.	4,535		920,514
LPL Financial Holdings, Inc.	2,508		717,815
Morgan Stanley	11,086		1,084,654
Singapore Exchange Ltd.	22,600		159,828
The Goldman Sachs Group, Inc.	3,931		1,794,580
Voya Financial, Inc.	12,056		914,086
		6,675,922
Electronic Components - 1.8%
AMETEK, Inc.	11,834		2,006,810
Casio Computer Co. Ltd.	27,400	[b]	206,085
Eaton Corp. PLC	2,800		931,980
Hubbell, Inc.	4,675		1,818,061
		4,962,936
Energy - 3.7%
BP PLC	25,836		161,823
ConocoPhillips	11,327		1,319,369
Diamondback Energy, Inc.	2,197		437,774
Eni SpA	10,020		157,999
EQT Corp.	70,106	[b]	2,880,656
Hess Corp.	4,207		648,299
Marathon Petroleum Corp.	3,940		695,843
Occidental Petroleum Corp.	13,361	[b]	835,062
OMV AG	3,315		166,997
Phillips 66	10,525		1,495,708

Description	Shares		Value ($)
Common Stocks - 58.5% (continued)
Energy - 3.7% (continued)
Schlumberger NV	22,076		1,013,068
Shell PLC	16,290		587,758
		10,400,356
Environmental Control - .6%
Veralto Corp.	12,674		1,249,403
Waste Connections, Inc.	3,546		582,679
		1,832,082
Food Products - .2%
Koninklijke Ahold Delhaize NV	9,421		292,391
Tate & Lyle PLC	27,820		246,386
		538,777
Forest Products & Paper - .3%
International Paper Co.	17,539		790,833
Health Care - 9.7%
Alcon, Inc.	8,376		746,553
Align Technology, Inc.	5,515	[g]	1,418,513
Alnylam Pharmaceuticals, Inc.	3,604	[g]	534,942
Amgen, Inc.	1,619		495,171
Baxter International, Inc.	9,694		330,468
Becton, Dickinson and Co.	8,099		1,878,725
Biogen, Inc.	830	[g]	186,700
BioMarin Pharmaceutical, Inc.	4,358	[g]	327,155
Bio-Techne Corp.	11,680		901,579
Boston Scientific Corp.	22,626	[g]	1,709,847
Centene Corp.	10,422	[g]	746,111
Danaher Corp.	10,784		2,769,331
DexCom, Inc.	11,193	[g]	1,329,393
Edwards Lifesciences Corp.	8,245	[g]	716,408
FUJIFILM Holdings Corp.	4,500		101,372
Globus Medical, Inc., Cl. A	7,853	[g]	527,015
GSK PLC	11,039		247,642
Illumina, Inc.	12,787	[g]	1,333,428
Inspire Medical Systems, Inc.	1,911	[b,g]	303,448
Intuitive Surgical, Inc.	3,730	[g]	1,499,908
Labcorp Holdings, Inc.	2,616		509,885
Medtronic PLC	14,673		1,193,942
Natera, Inc.	4,207	[g]	448,172
Novartis AG	1,806		186,759
Regeneron Pharmaceuticals, Inc.	816	[g]	799,811
Repligen Corp.	3,212	[b,g]	478,877
Roche Holding AG	940		240,762
Sanofi SA	4,092		399,831
Sanofi SA, ADR	10,945		536,633
Sarepta Therapeutics, Inc.	6,352	[g]	824,871
Shionogi & Co. Ltd.	1,500		67,582
Solventum Corp.	4,985	[g]	295,810
Sonova Holding AG	450		142,353
UnitedHealth Group, Inc.	4,677		2,316,845
Zoetis, Inc.	5,200		881,712
		27,427,554
Industrial - 1.1%
3M Co.	5,182		518,925
ACS Actividades de Construccion y Servicios SA	3,494	[b]	156,551
GE Vernova, Inc.	2,959	[g]	520,488
Ingersoll Rand, Inc.	16,251		1,512,156

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 58.5% (continued)
Industrial - 1.1% (continued)
Mitsubishi Electric Corp.	8,500		147,695
Vinci SA	1,799		225,395
		3,081,210
Information Technology - 4.4%
Akamai Technologies, Inc.	5,924	[g]	546,430
CACI International, Inc., Cl. A	1,306	[g]	554,371
HubSpot, Inc.	1,580	[g]	965,459
International Business Machines Corp.	4,994		833,249
Microsoft Corp.	18,080		7,505,550
MongoDB, Inc.	1,422	[g]	335,677
Roper Technologies, Inc.	1,841		980,811
Snowflake, Inc., Cl. A	5,274	[g]	718,213
		12,439,760
Insurance - 3.3%
Allianz SE	658		191,679
American International Group, Inc.	10,915		860,320
Aon PLC, Cl. A	1,745		491,462
Assurant, Inc.	4,967		861,625
AXA SA	3,702		133,560
Berkshire Hathaway, Inc., Cl. B	6,731	[g]	2,789,326
Globe Life, Inc.	4,377		362,241
Hiscox Ltd.	19,652		288,619
Muenchener Rueckversicherungs-Gesellschaft AG	252		125,376
RenaissanceRe Holdings Ltd.	4,074		928,302
The Allstate Corp.	7,910		1,325,083
Willis Towers Watson PLC	4,203		1,072,984
		9,430,577
Internet Software & Services - 7.1%
Alphabet, Inc., Cl. A	3,049		525,952
Alphabet, Inc., Cl. C	41,182		7,164,021
Amazon.com, Inc.	41,460	[g]	7,315,202
Chewy, Inc., Cl. A	19,328	[b,g]	409,947
Pinterest, Inc., Cl. A	31,928	[g]	1,324,693
Reddit, Inc., Cl. A	15,436	[g]	837,249
Shopify, Inc., Cl. A	23,747	[g]	1,404,635
Trend Micro, Inc.	900		40,636
Uber Technologies, Inc.	18,010	[g]	1,162,726
		20,185,061
Media - .5%
Netflix, Inc.	1,307	[g]	838,597
The Walt Disney Company	6,879		714,797
		1,553,394
Metals & Mining - 1.0%
Freeport-McMoRan, Inc.	24,635		1,299,004
Newmont Corp.	32,624		1,368,251
Rio Tinto PLC	3,084		216,612
		2,883,867
Real Estate - .1%
Klepierre SA	3,702		107,044
Sun Hung Kai Properties Ltd.	12,000		115,884
		222,928
Retailing - .5%
Lululemon Athletica, Inc.	2,341	[g]	730,369
RH	1,390	[g]	377,983
Ross Stores, Inc.	2,713		379,169
		1,487,521

Description		Shares		Value ($)
Common Stocks - 58.5% (continued)
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc.		2,169	[g]	362,006
Advantest Corp.		2,100		69,626
Applied Materials, Inc.		10,459		2,249,522
ASML Holding NV		296		283,770
Intel Corp.		13,236		408,331
Micron Technology, Inc.		12,712		1,589,000
NVIDIA Corp.		9,639		10,567,525
Renesas Electronics Corp.		8,600		161,581
STMicroelectronics NV		1,432		59,732
			15,751,093
Technology Hardware & Equipment - 3.1%
Apple, Inc.		36,314		6,981,366
CrowdStrike Holdings, Inc., Cl. A		1,997	[g]	626,399
Fujitsu Ltd.		13,000		187,545
Pure Storage, Inc., Cl. A		7,821	[g]	471,528
Western Digital Corp.		4,637	[g]	349,120
			8,615,958
Telecommunication Services - 1.3%
AT&T, Inc.		64,077		1,167,483
Cisco Systems, Inc.		35,767		1,663,165
Nippon Telegraph & Telephone Corp.		306,300		300,879
Orange SA		37,078		433,737
			3,565,264
Transportation - .5%
DHL Group		4,170		175,016
FedEx Corp.		4,107		1,043,014
Kuehne + Nagel International AG		622		176,158
			1,394,188
Utilities - .8%
Constellation Energy Corp.		5,517		1,198,568
Enel SpA		30,903		224,162
SSE PLC		7,960		178,859
Vistra Corp.		7,489		742,010
			2,343,599
Total Common Stocks (cost $112,337,630)		165,120,890
	Preferred Dividend Yield Rate (%)
Preferred Stocks - .1%
Automobiles & Components - .1%
Volkswagen AG (cost $258,003)	8.57	1,843		230,208

Exchange-Traded Funds - 3.0%
Registered Investment Companies - 3.0%
iShares Core U.S. Aggregate Bond ETF		39,775		3,839,083
iShares MSCI EAFE ETF		5,809	[b]	471,575
SPDR S&P 500 ETF Trust		8,239		4,345,001
Total Exchange-Traded Funds (cost $8,598,533)		8,655,659
1-Day Yield (%)
Investment Companies - 3.1%
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,700,784)	5.43	8,700,784	[h]	8,700,784

Statement of Investments (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,972,498)	5.43	2,972,498	[h] 2,972,498
Total Investments (cost $243,168,074)		100.9%	284,994,019
Liabilities, Less Cash and Receivables		(0.9%)	(2,652,264)
Net Assets		100.0%	282,341,755

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GO—General Obligation

PRIME—Prime Lending Rate

SPDR—Standard & Poor's Depository Receipt

TSFR—Term Secured Overnight Financing Rate Reference Rates

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, these securities were valued at $7,966,318 or 2.82% of net assets.

b Security, or portion thereof, on loan. At May 31, 2024, the value of the fund’s securities on loan was $10,068,345 and the value of the collateral was $10,265,499, consisting of cash collateral of $2,972,498 and U.S. Government & Agency securities valued at $7,293,001. In addition, the value of collateral may include pending sales that are also on loan.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

g Non-income producing security.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 11/30/2023	Purchases ($)†	Sales ($)	Value ($) 5/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.1%	4,791,114	36,422,458	(32,512,788)	8,700,784	183,685
Investment of Cash Collateral for Securities Loaned - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.0%	-	27,138,303	(24,165,805)	2,972,498	8,289	††
Total - 4.1%	4,791,114	63,560,761	(56,678,593)	11,673,282	191,974

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $10,068,345)—Note 1(c):
Unaffiliated issuers	231,494,792	273,320,737
Affiliated issuers	11,673,282	11,673,282
Cash denominated in foreign currency	18,769	18,807
Dividends, interest and securities lending income receivable		919,807
Receivable for investment securities sold		384,418
Tax reclaim receivable—Note 1(b)		86,345
Receivable for shares of Beneficial Interest subscribed		6,579
Prepaid expenses		60,208
		286,470,183
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		254,147
Liability for securities on loan—Note 1(c)		2,972,498
Payable for investment securities purchased		690,227
Payable for shares of Beneficial Interest redeemed		105,936
Trustees’ fees and expenses payable		4,524
Other accrued expenses		101,096
		4,128,428
Net Assets ($)		282,341,755
Composition of Net Assets ($):
Paid-in capital		235,150,102
Total distributable earnings (loss)		47,191,653
Net Assets ($)		282,341,755

Net Asset Value Per Share	Class A	Class C	Class I	Class J	Class Y	Class Z
Net Assets ($)	218,974,690	8,708,865	10,721,403	12,270,272	11,432	31,655,093
Shares Outstanding	9,338,425	374,303	460,114	522,904	484.75	1,360,661
Net Asset Value Per Share ($)	23.45	23.27	23.30	23.47	23.58	23.26

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (Unaudited)

Investment Income ($):
Income:
Interest	1,935,008
Dividends (net of $46,667 foreign taxes withheld at source):
Unaffiliated issuers	1,228,123
Affiliated issuers	183,685
Income from securities lending—Note 1(c)	8,289
Total Income	3,355,105
Expenses:
Management fee—Note 3(a)	1,118,958
Shareholder servicing costs—Note 3(c)	390,358
Professional fees	58,245
Registration fees	47,340
Distribution fees—Note 3(b)	32,626
Prospectus and shareholders’ reports	29,977
Chief Compliance Officer fees—Note 3(c)	15,712
Custodian fees—Note 3(c)	14,346
Trustees’ fees and expenses—Note 3(d)	13,201
Loan commitment fees—Note 2	3,505
Miscellaneous	25,975
Total Expenses	1,750,243
Less—reduction in expenses due to undertaking—Note 3(a)	(161,236)
Less—reduction in fees due to earnings credits—Note 3(c)	(19,422)
Net Expenses	1,569,585
Net Investment Income	1,785,520
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	8,363,201
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	17,525,219
Net Realized and Unrealized Gain (Loss) on Investments	25,888,420
Net Increase in Net Assets Resulting from Operations	27,673,940

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations ($):
Net investment income	1,785,520	3,400,245
Net realized gain (loss) on investments	8,363,201	9,717,396
Net change in unrealized appreciation (depreciation) on investments	17,525,219	9,567,922
Net Increase (Decrease) in Net Assets Resulting from Operations	27,673,940	22,685,563
Distributions ($):
Distributions to shareholders:
Class A	(10,131,783)	(10,562,385)
Class C	(345,124)	(376,497)
Class I	(589,443)	(615,559)
Class J	(583,964)	(646,863)
Class Y	(551)	(107,350)
Class Z	(1,510,379)	(1,516,127)
Total Distributions	(13,161,244)	(13,824,781)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	4,071,022	7,672,864
Class C	446,762	953,068
Class I	712,564	3,135,806
Class J	125,604	59,309
Class Y	-	10,000
Class Z	280,993	2,359,838
Distributions reinvested:
Class A	9,604,734	9,987,537
Class C	345,032	375,738
Class I	553,268	580,074
Class J	574,058	626,276
Class Y	-	107,277
Class Z	1,456,367	1,451,765
Cost of shares redeemed:
Class A	(15,678,776)	(30,385,128)
Class C	(843,416)	(2,297,330)
Class I	(2,781,883)	(4,400,153)
Class J	(491,479)	(2,056,428)
Class Y	-	(2,306,701)
Class Z	(1,491,141)	(4,396,662)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(3,116,291)	(18,522,850)
Total Increase (Decrease) in Net Assets	11,396,405	(9,662,068)
Net Assets ($):
Beginning of Period	270,945,350	280,607,418
End of Period	282,341,755	270,945,350

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Capital Share Transactions (Shares):
Class Aa
Shares sold	179,203	361,338
Shares issued for distributions reinvested	436,079	485,337
Shares redeemed	(693,188)	(1,424,499)
Net Increase (Decrease) in Shares Outstanding	(77,906)	(577,824)
Class Ca
Shares sold	19,946	45,344
Shares issued for distributions reinvested	15,725	18,336
Shares redeemed	(37,237)	(109,190)
Net Increase (Decrease) in Shares Outstanding	(1,566)	(45,510)
Class I
Shares sold	31,764	145,946
Shares issued for distributions reinvested	25,308	28,395
Shares redeemed	(122,258)	(208,503)
Net Increase (Decrease) in Shares Outstanding	(65,186)	(34,162)
Class J
Shares sold	5,507	2,744
Shares issued for distributions reinvested	26,076	30,447
Shares redeemed	(21,356)	(97,102)
Net Increase (Decrease) in Shares Outstanding	10,227	(63,911)
Class Y
Shares sold	-	485
Shares issued for distributions reinvested	-	5,225
Shares redeemed	-	(115,740)
Net Increase (Decrease) in Shares Outstanding	-	(110,030)
Class Z
Shares sold	12,488	110,018
Shares issued for distributions reinvested	66,702	71,131
Shares redeemed	(66,568)	(208,476)
Net Increase (Decrease) in Shares Outstanding	12,622	(27,327)

[a]

During the period ended May 31, 2024, 698 Class C shares representing $15,783 were automatically converted to 694 Class A shares and during the period November 30, 2023, 4,297 Class C shares representing $217,284 were automatically converted to 8,077 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

Six Months Ended
May 31, 2024		Year Ended November 30,
Class A Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	22.27	21.55	27.39	24.82	23.32	23.22
Investment Operations:
Net investment income[a]	.14	.26	.13	.06	.16	.29
Net realized and unrealized gain (loss) on investments	2.13	1.53	(2.78)	3.49	2.16	1.76
Total from Investment Operations	2.27	1.79	(2.65)	3.55	2.32	2.05
Distributions:
Dividends from net investment income	(.29)	(.16)	(.07)	(.16)	(.30)	(.26)
Dividends from net realized gain on investments	(.80)	(.91)	(3.12)	(.82)	(.52)	(1.69)
Total Distributions	(1.09)	(1.07)	(3.19)	(.98)	(.82)	(1.95)
Net asset value, end of period	23.45	22.27	21.55	27.39	24.82	23.32
Total Return (%)[b]	10.48[c]	8.72	(11.11)	14.83	10.32	10.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.27[d]	1.29	1.24	1.22	1.24	1.24
Ratio of net expenses to average net assets	1.14[d]	1.12	1.15	1.17	1.20	1.20
Ratio of net investment income to average net assets	1.26[d]	1.23	.60	.22	.72	1.32
Portfolio Turnover Rate	26.14[c]	71.50	68.43	79.60	95.62[e]	109.36
Net Assets, end of period ($ x 1,000)	218,975	209,737	215,328	272,320	248,370	246,554

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2024		Year Ended November 30,
Class C Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	22.03	21.32	27.25	24.72	23.24	23.16
Investment Operations:
Net investment income (loss)[a]	.06	.10	(.03)	(.14)	(.01)	.12
Net realized and unrealized gain (loss) on investments	2.10	1.52	(2.78)	3.49	2.15	1.78
Total from Investment Operations	2.16	1.62	(2.81)	3.35	2.14	1.90
Distributions:
Dividends from net investment income	(.12)	-	-	-	(.14)	(.13)
Dividends from net realized gain on investments	(.80)	(.91)	(3.12)	(.82)	(.52)	(1.69)
Total Distributions	(.92)	(.91)	(3.12)	(.82)	(.66)	(1.82)
Net asset value, end of period	23.27	22.03	21.32	27.25	24.72	23.24
Total Return (%)[b]	10.04[c]	7.99	(11.82)	13.96	9.48	9.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.04[d]	2.06	2.02	1.99	2.01	2.01
Ratio of net expenses to average net assets	1.89[d]	1.87	1.90	1.92	1.95	1.95
Ratio of net investment income (loss) to average net assets	.50[d]	.48	(.15)	(.53)	(.02)	.57
Portfolio Turnover Rate	26.14[c]	71.50	68.43	79.60	95.62[e]	109.36
Net Assets, end of period ($ x 1,000)	8,709	8,279	8,982	12,826	12,737	12,838

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.

See notes to financial statements.

Six Months Ended
May 31, 2024		Year Ended November 30,
Class I Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	22.17	21.46	27.36	24.79	23.29	23.30
Investment Operations:
Net investment income[a]	.17	.31	.19	.12	.21	.33
Net realized and unrealized gain (loss) on investments	2.10	1.52	(2.78)	3.49	2.17	1.77
Total from Investment Operations	2.27	1.83	(2.59)	3.61	2.38	2.10
Distributions:
Dividends from net investment income	(.34)	(.21)	(.19)	(.22)	(.36)	(.42)
Dividends from net realized gain on investments	(.80)	(.91)	(3.12)	(.82)	(.52)	(1.69)
Total Distributions	(1.14)	(1.12)	(3.31)	(1.04)	(.88)	(2.11)
Net asset value, end of period	23.30	22.17	21.46	27.36	24.79	23.29
Total Return (%)	10.58[b]	9.01	(10.90)	15.13	10.61	10.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02[b]	1.05	1.01	.98	1.00	1.01
Ratio of net expenses to average net assets	.89[b]	.87	.90	.92	.95	.95
Ratio of net investment income to average net assets	1.51[b]	1.48	.85	.47	.96	1.59
Portfolio Turnover Rate	26.14[c]	71.50	68.43	79.60	95.62[d]	109.36
Net Assets, end of period ($ x 1,000)	10,721	11,645	12,004	16,259	13,317	11,251

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2024		Year Ended November 30,
Class J Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	22.32	21.59	27.51	24.92	23.41	23.30
Investment Operations:
Net investment income[a]	.17	.31	.19	.12	.22	.35
Net realized and unrealized gain (loss) on investments	2.12	1.54	(2.80)	3.51	2.17	1.76
Total from Investment Operations	2.29	1.85	(2.61)	3.63	2.39	2.11
Distributions:
Dividends from net investment income	(.34)	(.21)	(.19)	(.22)	(.36)	(.31)
Dividends from net realized gain on investments	(.80)	(.91)	(3.12)	(.82)	(.52)	(1.69)
Total Distributions	(1.14)	(1.12)	(3.31)	(1.04)	(.88)	(2.00)
Net asset value, end of period	23.47	22.32	21.59	27.51	24.92	23.41
Total Return (%)	10.60[b]	9.05	(10.92)	15.13	10.59	10.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02[c]	1.04	.99	.97	.99	1.00
Ratio of net expenses to average net assets	.89[c]	.87	.90	.92	.95	.95
Ratio of net investment income to average net assets	1.51[c]	1.48	.85	.47	.97	1.58
Portfolio Turnover Rate	26.14[b]	71.50	68.43	79.60	95.62[d]	109.36
Net Assets, end of period ($ x 1,000)	12,270	11,441	12,449	14,914	14,031	13,810

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.

See notes to financial statements.

Six Months Ended
May 31, 2024		Year Ended November 30,
Class Y Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	22.42	21.56	27.48	24.90	23.39	23.31
Investment Operations:
Net investment income[a]	.17	.32	.20	.12	.22	.35
Net realized and unrealized gain (loss) on investments	2.13	1.66	(2.81)	3.50	2.17	1.75
Total from Investment Operations	2.30	1.98	(2.61)	3.62	2.39	2.10
Distributions:
Dividends from net investment income	(.34)	(.21)	(.19)	(.22)	(.36)	(.33)
Dividends from net realized gain on investments	(.80)	(.91)	(3.12)	(.82)	(.52)	(1.69)
Total Distributions	(1.14)	(1.12)	(3.31)	(1.04)	(.88)	(2.02)
Net asset value, end of period	23.58	22.42	21.56	27.48	24.90	23.39
Total Return (%)	10.54[b]	9.75	(10.94)	15.12	10.62	10.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.21[c]	1.00	.94	.92	.94	.96
Ratio of net expenses to average net assets	.89[c]	.90	.90	.92	.94	.95
Ratio of net investment income to average net assets	1.50[c]	1.31	.85	.47	.96	1.49
Portfolio Turnover Rate	26.14[b]	71.50	68.43	79.60	95.62[d]	109.36
Net Assets, end of period ($ x 1,000)	11	11	2,383	6,505	7,362	5,392

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2024		Year Ended November 30,
Class Z Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	22.13	21.42	27.31	24.75	23.24	23.16
Investment Operations:
Net investment income[a]	.16	.30	.17	.10	.21	.32
Net realized and unrealized gain (loss) on investments	2.10	1.52	(2.78)	3.49	2.15	1.75
Total from Investment Operations	2026	1.82	(2.61)	3.59	2.36	2.07
Distributions:
Dividends from net investment income	(.33)	(.20)	(.16)	(.21)	(.33)	(.30)
Dividends from net realized gain on investments	(.80)	(.91)	(3.12)	(.82)	(.52)	(1.69)
Total Distributions	(1.13)	(1.11)	(3.28)	(1.03)	(.85)	(1.99)
Net asset value, end of period	23.26	22.13	21.42	27.31	24.75	23.24
Total Return (%)	10.58[b]	8.95	(10.99)	15.05	10.55	10.41
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09[c]	1.12	1.09	1.05	1.07	1.11
Ratio of net expenses to average net assets	.96[c]	.95	.98	.99	1.02	1.05
Ratio of net investment income to average net assets	1.44[c]	1.40	.78	.40	.93	1.47
Portfolio Turnover Rate	26.14[b]	71.50	68.43	79.60	95.62[d]	109.36
Net Assets, end of period ($ x 1,000)	31,655	29,832	29,462	35,630	33,881	32,989

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Balanced Opportunity Fund (the “fund”) is the sole series of BNY Mellon Investment Funds VI (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class J, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class J and Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class J and Class Z shares generally are not available for new accounts and Class Z shares bear Shareholder Services Plan fees. Class I, Class Y, Class J and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2024, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by a Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	3,753,010		-	3,753,010
Commercial Mortgage-Backed	-	1,479,625		-	1,479,625
Corporate Bonds	-	37,513,431		-	37,513,431
Equity Securities - Common Stocks	151,277,111	13,843,779	††	-	165,120,890
Equity Securities - Preferred Stocks	-	230,208	††	-	230,208
Exchange-Traded Funds	8,655,659	-		-	8,655,659
Foreign Governmental	-	1,786,707		-	1,786,707
Investment Companies	11,673,282	-		-	11,673,282
Municipal Securities	-	1,154,231		-	1,154,231
U.S. Government Agencies Collateralized Mortgage Obligations	-	1,081,856		-	1,081,856
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	1,509,223		-	1,509,223
U.S. Government Agencies Mortgage-Backed	-	26,076,711		-	26,076,711
U.S. Treasury Securities	-	24,959,186		-	24,959,186

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of May 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The fund received additional collateral subsequent to year end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2024, BNY earned $1,129 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of May 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	10,068,345		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	10,068,345		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(10,068,345)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2023 was as follows: ordinary income $2,074,835 and long-term capital gains $11,749,946. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2024 the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from December 1, 2023 through March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. On or after March 29, 2025, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $161,236 during the period ended May 31, 2024.

Pursuant to a sub-investment advisory agreement, the Adviser pays NIMNA a monthly fee at an annual rate of .30% of the value of the fund’s average daily net assets attributable to equity investments and .04% of the value of the fund’s average daily net assets attributable to fixed-income investments.

During the period ended May 31, 2024, the Distributor retained $1,304 from commissions earned on sales of the fund’s Class A shares and $128 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2024, Class C shares were charged $32,626 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2024, Class A and Class C shares were charged $270,387 and $10,875, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2024, Class Z shares were charged $10,183 pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2024, the fund was charged $35,853 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $19,422

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2024, the fund was charged $14,346 pursuant to the custody agreement.

During the period ended May 31, 2024, the fund was charged $15,712 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $191,788, Distribution Plan fees of $5,547, Shareholder Services Plan fees of $50,217, Custodian fees of $11,500, Chief Compliance Officer fees of $7,638 and Transfer Agent fees of $12,290, which are offset against an expense reimbursement currently in effect in the amount of $24,833.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities during the period ended May 31, 2024, amounted to $70,988,229 and $89,079,803, respectively.

At May 31, 2024, accumulated net unrealized appreciation on investments was $41,825,945, consisting of $56,250,418 gross unrealized appreciation and $14,424,473 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Trustees (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (“NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM” and together with NIMNA, the “Sub-Advisers”), pursuant to which NIM provides certain advisory services to NIMNA, its sister company, for the benefit of the fund, including, but not limited to, portfolio management services and the day-to-day management of the portion of the fund’s assets allocated to fixed-income investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Advisers. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional mixed-asset target allocation growth funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional mixed-asset target allocation growth funds (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional mixed-asset target allocation growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Advisers the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the one-year period when the fund’s total return performance was above the Performance Group median, and was above the Performance Universe median for all periods, except for the four- and five-year periods when the fund’s total return performance was below the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Advisers, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver and expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by one other fund advised by the Adviser that is in the same Lipper category as the fund (the “Similar Fund”), and explained the nature of the Similar Fund. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Advisers that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Advisers in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Advisers and the Adviser. The Board also took into consideration that the Sub-Advisers’ fees are paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Advisers, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Advisers from acting as investment adviser and sub-investment advisers, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers are adequate and appropriate.

• The Board was satisfied with the fund’s recent performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Advisers continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Advisers, of the Adviser and the Sub-Advisers and the services provided to the fund by the Adviser and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

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© 2024 BNY Mellon Securities Corporation Code-6000NCSRSA0524

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Not applicable.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds VI

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 14, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: August 14, 2024

EXHIBIT INDEX

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)